Share-based payments (Details) € in Thousands											1 Months Ended	6 Months Ended
	Jun. 30, 2022 Option	Jun. 22, 2022 Option	Mar. 01, 2022 Option USD ($) employee	Feb. 10, 2022 Option	Dec. 23, 2021 Option	Aug. 01, 2021 Option	Jul. 01, 2021 Option	Jun. 24, 2021 Option	Dec. 01, 2020 Option	Nov. 16, 2020 Option	May 31, 2022 Option	Jun. 30, 2022 EUR (€) Option shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based based payments expenses | €												€ 3,597		€ 8,212
General and administrative expenses | €												€ 3,446		7,720
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs settled | shares												10,238
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Thereof exercisable	101,609											101,609
Average share price | $ / shares													$ 19,240,000
Chief Scientific Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted										266,155
General and administrative expenses | €												€ 3,078		€ 7,331
Number of options exercised											6,303
Chief Operating Officer and Chief Development Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested | $			0
Chief Business Officer and Chief Commercial Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted									266,156
Chief Operating Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded				5,000
Chief Operating Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted							20,000
Number of options vested	0
Chief Development Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted						30,000
Number of options vested	0
Dan Menichella, then Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded		36,000
Members of executive board and various key employees | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded					63,095
Key employees | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted			11,500
Number of key employees | employee			2
Executive board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded		193,340
Executive board members | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		130,000
Number of options vested	0
Supervisory board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded		37,868
Supervisory board members | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded								10,956